As filed with the Securities and Exchange Commission on February 16, 2012

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 224	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 290	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 224 (“PEA”) to the Registration Statement of PIMCO Funds (the “Registrant”) on Form N-1A (File No. 33-12113) is being made for the sole purpose of furnishing, as Exhibit 101, information in interactive data format relating to the PIMCO RealRetirement® 2045 Fund, the related official filing for which was submitted to the Commission on January 30, 2012.  Exhibit 101 attached hereto replaces Exhibit 101 filed with Post-Effective Amendment No. 223 to the Registration Statement of the Registrant in its entirety.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 224 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 224 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 16th day of February, 2012.

PIMCO FUNDS

(Registrant)

By:

            Brent R. Harris*, President

*By:     /s/ BRENDAN C. FOX

            Brendan C. Fox

            as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date
Brent R. Harris*	Trustee	February 16, 2012
William J. Popejoy*	Trustee
February 16, 2012

Vern O. Curtis*	Trustee
February 16, 2012

E. Philip Cannon*	Trustee
February 16, 2012

J. Michael Hagan*	Trustee
February 16, 2012

Douglas M. Hodge*	Trustee
February 16, 2012

Ronald C. Parker*	Trustee
February 16, 2012

Brent R. Harris*	President (Principal Executive Officer)
February 16, 2012

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)
February 16, 2012

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

________

*              Pursuant to power of attorney filed with Post-Effective Amendment No. 177 to Registration Statement No. 33-12113 on July 27, 2010.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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